ALPHA ARCHITECT U.S. QUANTITATIVE VALUE ETF
SCHEDULE OF INVESTMENTS
June 30, 2024 (Unaudited)

COMMON STOCKS - 99.7%	Shares	Value
Advertising - 4.0%
Interpublic Group of Cos., Inc.	234,238	$6,813,983
Omnicom Group, Inc.	77,178	6,922,867
		13,736,850

Agricultural & Farm Machinery - 2.0%
AGCO Corp.	69,369	6,789,838

Agricultural Products & Services - 2.0%
Bunge Global SA	63,491	6,778,934

Apparel, Accessories & Luxury Goods - 3.9%
Carter's, Inc.	108,091	6,698,399
PVH Corp.	61,824	6,545,307
		13,243,706

Automotive Parts & Equipment - 2.0%
Lear Corp.	60,440	6,902,853

Biotechnology - 2.0%
United Therapeutics Corp.(a)	21,469	6,838,950

Brewers - 2.0%
Molson Coors Beverage Co. - Class B	134,910	6,857,475

Broadcasting - 2.0%
Fox Corp. - Class A	199,976	6,873,175

Building Products - 4.0%
Owens Corning	39,408	6,845,958
UFP Industries, Inc.	62,077	6,952,624
		13,798,582

Cable & Satellite - 2.1%
Comcast Corp. - Class A	181,361	7,102,097

Coal & Consumable Fuels - 2.0%
Consol Energy, Inc.	68,220	6,960,487

Construction Machinery & Heavy Transportation Equipment - 6.1%
Allison Transmission Holdings, Inc.	92,298	7,005,418
Paccar, Inc.	65,231	6,714,879
Terex Corp.	129,488	7,101,122
		20,821,419

ALPHA ARCHITECT U.S. QUANTITATIVE VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2024 (Unaudited)

COMMON STOCKS - 99.7% (CONTINUED)	Shares	Value
Electronic Manufacturing Services - 1.9%
Jabil, Inc.	61,127	$6,650,006

Footwear - 1.9%
Crocs, Inc.(a)	45,330	6,615,460

Health Care Facilities - 2.0%
Tenet Healthcare Corp.(a)	50,459	6,712,561

Homebuilding - 6.0%
PulteGroup, Inc.	62,201	6,848,330
Taylor Morrison Home Corp.(a)	123,987	6,873,839
Toll Brothers, Inc.	58,988	6,794,238
		20,516,407

Industrial Machinery & Supplies & Components - 2.0%
Snap-on, Inc.	26,019	6,801,107

Integrated Telecommunication Services - 2.0%
AT&T, Inc.	365,393	6,982,660

IT Consulting & Other Services - 2.0%
Cognizant Technology Solutions Corp. - Class A	99,680	6,778,240

Leisure Products - 2.0%
Mattel, Inc.(a)	419,742	6,825,005

Managed Health Care - 5.9%
Centene Corp.(a)	101,255	6,713,207
Elevance Health, Inc.	12,809	6,940,685
Molina Healthcare, Inc.(a)	22,578	6,712,439
		20,366,331

Oil & Gas Equipment & Services - 6.1%
Halliburton Co.	200,682	6,779,038
Liberty Energy, Inc.	337,494	7,050,250
Weatherford International PLC(a)	56,763	6,950,629
		20,779,917

Oil & Gas Exploration & Production - 5.8%
APA Corp.	238,449	7,019,939
Diamondback Energy, Inc.	34,587	6,923,971
SM Energy Co.	141,494	6,116,786
		20,060,696

ALPHA ARCHITECT U.S. QUANTITATIVE VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2024 (Unaudited)

COMMON STOCKS - 99.7% (CONTINUED)	Shares	Value
Oil & Gas Refining & Marketing - 8.1%
CVR Energy, Inc.	255,630	$6,843,215
HF Sinclair Corp.	128,464	6,852,270
PBF Energy, Inc. - Class A	151,878	6,989,426
Valero Energy Corp.	44,529	6,980,366
		27,665,277

Oil & Gas Storage & Transportation - 2.0%
International Seaways, Inc.(c)	114,218	6,753,710

Other Specialty Retail - 4.0%
Signet Jewelers Ltd.(c)	78,122	6,998,169
Ulta Beauty, Inc.(a)	17,608	6,794,399
		13,792,568

Packaged Foods & Meats - 2.0%
Kraft Heinz Co.	211,006	6,798,613

Paper & Plastic Packaging Products & Materials - 1.9%
Graphic Packaging Holding Co.	254,157	6,661,455

Passenger Airlines - 2.0%
Delta Air Lines, Inc.	141,655	6,720,113
Semiconductors - 2.0%
ON Semiconductor Corp.(a)	100,726	6,904,767

Steel - 2.0%
Arch Resources, Inc.	46,018	7,005,320

Technology Hardware, Storage & Peripherals - 2.0%
HP, Inc.	196,100	6,867,422

Tobacco - 2.0%
Altria Group, Inc.	147,577	6,722,132
TOTAL COMMON STOCKS (Cost $328,654,804)		341,684,133

SHORT-TERM INVESTMENTS - 0.2%
Money Market Funds - 0.2%
First American Government Obligations Fund - Class X, 5.23%(b)	830,722	830,722
TOTAL SHORT-TERM INVESTMENTS (Cost $830,722)		830,722

TOTAL INVESTMENTS - 99.9% (Cost $329,485,526)		$342,514,855
Other Assets in Excess of Liabilities - 0.1%		251,976
TOTAL NET ASSETS - 100.0%		$342,766,831

ALPHA ARCHITECT U.S. QUANTITATIVE VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2024 (Unaudited)
Percentages are stated as a percent of net assets.

PLC - Public Limited Company
SA - Sociedad Anónima

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day effective yield as of June 30, 2024.
(c)	Foreign issued security.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ALPHA ARCHITECT ETFs

Summary of Fair Value Disclosure as of June 30, 2024 (Unaudited)

EA Series Trust has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2024:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets
Common Stocks	$341,684,133	$—	$—	$341,684,133
Money Market Funds	830,722	—	—	830,722
Total Investments in Securities	$342,514,855	$—	$—	$342,514,855

Refer to the Schedule of Investments for additional information.

During the fiscal period ended June 30, 2024, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.